Document And Entity Information	Jun. 02, 2025
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 02, 2025
Entity Registrant Name	Rapport Therapeutics, Inc.
Entity Central Index Key	0002012593
Entity Emerging Growth Company	true
Entity File Number	001-42121
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	88-0724208
Entity Address, Address Line One	99 High Street
Entity Address, Address Line Two	Suite 2100
Entity Address, City or Town	Boston
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02110
City Area Code	(857)
Local Phone Number	321-8020
Entity Information, Former Legal or Registered Name
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Ex Transition Period	false
Title of 12(b) Security	Common Stock, $0.001 par value per share
Trading Symbol	RAPP
Security Exchange Name	NASDAQ
Former Address [Member]
Document Information [Line Items]
Entity Address, Address Line One	1325 Boylston Street Suite 401
Entity Address, City or Town	Boston
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02115